Consolidated condensed statements of comprehensive income - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Consolidated condensed statements of comprehensive income [Abstract]
Loss for the period	$ (5,386)	$ (5,973)
Items that may be subject to transfer to profit or loss statement in subsequent periods
Change in fair value of cash flow hedges	28,665	(19,902)
Currency translation differences	(7,056)	8,430
Tax effect	(6,966)	3,629
Net income/(loss) recognized directly in equity	14,643	(7,843)
Cash flow hedges	(5,957)	(6,069)
Tax effect	1,489	1,517
Transfers to profit or loss statement	(4,468)	(4,552)
Other comprehensive income/(loss)	10,175	(12,395)
Total comprehensive income/(loss) for the period	4,789	(18,368)
Total comprehensive (income)/loss attributable to non-controlling interest	(1,024)	(4,154)
Total comprehensive income/(loss) attributable to the Company	$ 3,765	$ (22,522)